United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/10

Date of Reporting Period: Quarter ended 12/31/09

Item 1.	Schedule of Investments

Federated Real Return Bond Fund

Portfolio of Investments

December 31, 2009 (unaudited)

Shares			Value
		MUTUAL FUNDS – 101.8%;1
2,666,677		Federated Inflation-Protected Securities Core Fund	28,746,781
277,323		High Yield Bond Portfolio	1,738,813
936,348	[2]	Prime Value Obligations Fund, Institutional Shares, 0.18%	936,348
		TOTAL INVESTMENTS — 101.8% (IDENTIFIED COST $30,012,084)[3]	31,421,942
		OTHER ASSETS AND LIABILITIES - NET — (1.8)%[4]	(554,899)
		TOTAL NET ASSETS — 100%	$30,867,043

At December 31, 2009, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Merrill Lynch, Pierce, Fenner & Smith	Goldman Sachs & Co.	Goldman Sachs & Co.	Unrealized Appreciation of Credit Default Swaps
Reference Entity	Series 11 Investment Grade Index	Series 12 Investment Grade Index	Series 13 Investment Grade Index
Buy/Sell	Sell	Sell	Sell
Pay/Receive Fixed Rate	1.50%	1.00%	1.00%
Expiration Date	12/20/2013	6/20/2014	12/20/2014
Implied Credit Spread at 12/31/2009[5]	0.42%	0.51%	0.85%
Notional Amount	$3,968,000	$2,976,000	$7,000,000
Market Value	$75,166	$22,477	$48,377
Upfront Premiums Paid/(Received)	$(86,859)	$(38,903)	$(708)
Unrealized Appreciation	$162,025	$61,381	$49,084	$272,490

Unrealized Appreciation on Swap Contracts is included in “Other Assets and Liabilities — Net”.

1	Affiliated companies.
2	7-Day net yield.
3	At December 31, 2009, the cost of investments for federal tax purposes was $30,012,084. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from swap contracts was $1,409,858. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,409,858.
4	Assets, other than investments in securities, less liabilities.
5	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Fund	$31,421,942	$ —	$ —	$31,421,942
OTHER FINANCIAL INSTRUMENTS*	$ —	$272,490	$ —	$272,490
*	Other financial instruments include swap contracts.
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Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

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